CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in US$ per share)	$ 0.1	$ 0.1
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	872,335,120	872,327,620